Segmented information (Details Narrative) - Revenue [Member] - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
One Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 48,200	$ 38,100
Two Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 7,100	$ 0